Note 33 - Employee Benefits - Plan Asset Allocation Level 1 (Detail) - Level 1 of Fair Value Hierarchy [Member] - EUR (€) € in Millions		Dec. 31, 2020		Dec. 31, 2019
Plan Asset Allocation [line items]
Cash and cash equivalents		€ 819		€ 715
Equity instruments	[1]	1,540		1,559
Investment-grade bonds
Government	[2]	2,569		3,195
Non-government bonds	[2]	0		0
Non-investment-grade bonds
Government		5		3
Non-government bonds		0		0
Structured products		0		0
Insurance		0		0
Alternatives
Hedge funds		0		0
Real estate		0		0
Commodities		0		0
Private equity		0		0
Other		0		0
Derivatives (Market Value) [Abstract]
Interest rate		(14)		23
Credit		(107)		1
Inflation		11		(115)
Foreign exchange		4		4
Other		1		4
Total fair value of quoted plan assets		4,828		5,389
Germany [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		226		339
Equity instruments	[1]	760		758
Investment-grade bonds
Government	[2]	1,107		1,115
Non-government bonds	[2]	0		0
Non-investment-grade bonds
Government		0		0
Non-government bonds		0		0
Structured products		0		0
Insurance		0		0
Alternatives
Hedge funds		0		0
Real estate		0		0
Commodities		0		0
Private equity		0		0
Other		0		0
Derivatives (Market Value) [Abstract]
Interest rate		0		0
Credit		0		0
Inflation		0		0
Foreign exchange		0		0
Other		1		4
Total fair value of quoted plan assets		2,094		2,216
UK [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		504		292
Equity instruments	[1]	609		643
Investment-grade bonds
Government	[2]	989	[3]	1,618
Non-government bonds	[2]	0		0
Non-investment-grade bonds
Government		0		0
Non-government bonds		0		0
Structured products		0		0
Insurance		0		0
Alternatives
Hedge funds		0		0
Real estate		0		0
Commodities		0		0
Private equity		0		0
Other		0		0
Derivatives (Market Value) [Abstract]
Interest rate		1		34
Credit		(107)		1
Inflation		0		(125)
Foreign exchange		4		4
Other		0		0
Total fair value of quoted plan assets		2,000		2,467
US [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		63		54
Equity instruments	[1]	126		116
Investment-grade bonds
Government	[2]	417		426
Non-government bonds	[2]	0		0
Non-investment-grade bonds
Government		0		0
Non-government bonds		0		0
Structured products		0		0
Insurance		0		0
Alternatives
Hedge funds		0		0
Real estate		0		0
Commodities		0		0
Private equity		0		0
Other		0		0
Derivatives (Market Value) [Abstract]
Interest rate		(15)		(19)
Credit		0		0
Inflation		0		0
Foreign exchange		0		0
Other		0		0
Total fair value of quoted plan assets		591		577
Other countries [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		26		30
Equity instruments	[1]	45		42
Investment-grade bonds
Government	[2]	56		36
Non-government bonds	[2]	0		0
Non-investment-grade bonds
Government		5		3
Non-government bonds		0		0
Structured products		0		0
Insurance		0		0
Alternatives
Hedge funds		0		0
Real estate		0		0
Commodities		0		0
Private equity		0		0
Other		0		0
Derivatives (Market Value) [Abstract]
Interest rate		0		8
Credit		0		0
Inflation		11		10
Foreign exchange		0		0
Other		0		0
Total fair value of quoted plan assets		€ 143		€ 129

[1]	Allocation of equity exposure is broadly in line with the typical index in the respective market, e.g. the equity portfolios benchmark of the UK retirement benefit plans is the MSCI All Countries World Index.
[2]	Investment-grade means BBB and above. Average credit rating exposure for the Groups main plans is around A.
[3]	The movement from 2019 to 2020 is the result of the de-risking activity for the UK pension plans to reduce impact from the defined benefit plan exposure for the Group.